Schedules of Investment (Parenthetical) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investments [Abstract]
Investment in Bitcoin, cost	$ 72,711,093	$ 72,751,781	$ 75,663,326